Revenue From Contracts With Customers - Summary of the Group's Accounts Receivable and Contract Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Groups Accounts Receivable And Contract Liabilities From Contracts With Customers [Line Items]
Accounts receivable (included in the total accounts receivable in note 19)	₽ 3,379	₽ 1,550
Contract liabilities (note 26)	₽ (9,923)	₽ (5,231)